Schedule of Nature Relationships with Related Parties (Details)	6 Months Ended
Jun. 30, 2025
Kuan Hua KOH [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature of relationships with related parties	Controlling shareholder and director of the Company
Garden City Private Capital Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature of relationships with related parties	Major shareholder of the Company and wholly owned by Kuan Hua KOH